PROPERTY, PLANT AND EQUIPMENT (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Accumulated depreciation	$ (131,700)		$ (126,100)	$ (65,700)
Property, plant and equipment, net	23,700		29,200	87,400
Depreciation expense	5,600	$ 16,500	60,400	59,100
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	34,500		34,500	34,500
Computer Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 120,800		$ 120,800	$ 118,600